UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):

                         |_| is a restatement.
                         |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:    Thomas W. Smith

    Address: 323 Railroad Avenue        Greenwich      CT          06830
             (Street)                   (City)         (State)     (Zip)

    Form 13F File Number: 28-1909

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:  Thomas W. Smith
         Title: Investment Manager
         Phone: 203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
[Signature]

         Greenwich, CT
[City, State]

         October 15, 2003
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

         Number of Other Included Managers:      1

         Form 13F Information Table Entry Total: 2

         Form 13F Information Table Value Total: $22,323 (thousands)

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE REPORTING PERSON'S FORM 13F FILED ON AUGUST 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED. THIS FILING IS BEING FILED UNDER CIK NO. 0000926688, THE CURRENT CIK NUMBER FOR THOMAS W. SMITH, WHEREAS THE CONFIDENTIAL TREATMENT REQUEST TO WHICH THIS FILING RELATES WAS FILED UNDER CIK NO. 0000810933, A CIK NUMBER PREVIOUSLY USED BY THOMAS W. SMITH ET AL.

List of Other Included Managers:

No.               Form 13F File No.:            Name:
---               ------------------            -----
01                28-3444                       Thomas N. Tryforos

      FORM 13F INFORMATION TABLE

                                                     VALUE      SHARES/  SH/     PUT/   INVSTMT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER    TITLE OF CLASS      CUSIP    (x$1000)     PRN AMT  PRN     CALL   DSCRETN   MANAGERS    SOLE    SHARED    NONE
    --------------    --------------      -----    --------     -------  ---     ----   -------   --------    ----    ------    ----
UNITED RENTALS INC         COM         9113631090     4761       278000  SH             SOLE                  278000
UNITED RENTALS INC         COM         9113631090    17562      1025500  SH             OTHER        01      1025500